Interim Condensed Consolidated Statements of Income (Loss) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Profit (loss) [abstract]
Revenue from collaboration and licensing agreements	€ 8,293	€ 35,344
Government financing for research expenditures	4,052	4,854
Revenue and other income	12,345	40,198
Research and development expenses	(29,076)	(31,453)
General and administrative expenses	(9,582)	(9,144)
Operating expenses	(38,657)	(40,597)
Operating income (loss)	(26,313)	(398)
Financial income	3,613	3,083
Financial expenses	(2,064)	(966)
Net financial income (loss)	1,549	2,116
Net income (loss) before tax	(24,764)	1,718
Income tax expense	0	0
Net income (loss)	€ (24,764)	€ 1,718
Net income (loss) per share :
Weighted average number of shares, basic (in shares)	80,872,369	80,319,897
Weighted average number of shares, diluted (in shares)	80,872,369	80,319,897
Basic income (loss) per share (in EUR per share)	€ (0.31)	€ 0.02
Diluted income (loss) per share (in EUR per share)	€ (0.31)	€ 0.02